INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

(In thousands)	2025	2024
Finished goods	$840	$5,252
Work in progress	504	—
Raw materials	254	—
Total	$1,598	$5,252